Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization of pension and postretirement prior service costs and net loss:	$ 343	$ 186	$ 154
Net gains (losses) on cash flow hedging derivatives arising during the period, tax	3	3	3
Reclassification adjustment for (gains) losses included in net earnings, tax	(3)	(8)	(1)
U.S. Postretirement Benefit Plans [Member]
Pension and postretirement liability adjustments, tax	(283)	(206)	(798)
Non-U.S. Postretirement Benefit Plans [Member]
Pension and postretirement liability adjustments, tax	$ (4)	$ 0	$ (5)